Equity (Detail Textuals 4) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Fair value of stock options that vested and became exercisable	$ 20,124	$ 182,342
Unrecognized compensation cost	2,090,051
Weighted average future period	3 years
Selling, general and administrative expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 238,346	$ 307,835